UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22172
Exact name of Registrant as specified in charter	World Funds Trust
Adress of principal executive offices	8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235
Name and address of agent for service

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224

Registrant's telephone number, inluding area code	(804) 267-7400
Date of fiscal year end	September 30th
Date of reporting period	March 31, 2012

Item #1.  Reports to Stockholders.

Semi-Annual Report to Shareholders

UNION STREET PARTNERS VALUE FUND

A series of
The World Funds Trust
A “Series” Investment Company

For the Six Months Ended
March 31, 2012
(Unaudited)

Dear Shareholders:

Union Street Partners Value Fund’s first half of the 2012 fiscal year closed on March 31, 2012.  For the period the Fund’s class-A shares returned 26.1%, net of all fees and expenses.  The Fund outperformed its benchmark, the S&P 500 Index, which returned 25.9% for the same period.  We are also pleased to announce that for the first calendar quarter of 2012 the Fund’s class-A share class returned 14.96% and was featured in the Wall Street Journal’s Category Kings mutual fund report.  We are pleased with the recent performance of the Fund but would also like to reiterate that our investment strategy and philosophy is focused on long-term investment returns.

Six months ago high levels of market anxiety were driven largely by the European debt crisis and domestic unemployment.  Our view in October that sentiment was overly negative led us to deploy capital into franchises we believed were objects of misplaced fear and whose share prices did not reflect intrinsic value.   Since then investor sentiment has taken a dramatic turn for the better.  The focus on Europe has taken a back seat as a result of the European Central Bank’s Long Term Refinancing Operations (LTRO) and voluntary debt restructuring in Greece.   US domestic employment figures have also improved.  March 2012 US unemployment was 8.2% vs. 9.1% in October 2011.  These developments pushed market participants to initiate a “risk-on” position and have created positive momentum in equity markets.

Portfolio Developments:

Over the last six months the Fund has built new positions in Diageo and Philip Morris International.  Both companies possess exceptional management teams, relatively inelastic demand for their products, international exposure to both developed and developing markets, and branding and pricing power in their respective industries that in our opinion is second to none.

Philip Morris International (PM) was spun-off from Altria Group in March 2008 so that it could pursue international growth without the constraints and distractions of US litigation and tobacco policy.  Marlboro is PM’s number one brand and the best selling cigarette in the world.  The Marlboro brand is synonymous with wealth and success in developing countries and puts PM in the enviable position of being a price setter in many of its markets.   When we were building the position the stock traded 14 times forward earnings and had a dividend yield over 4%—exceptional value for a first class company.

Diageo (DEO) is a London based producer of wines and spirits and owns arguably one of the most powerful brand portfolios in the industry.  Crown Royal, Johnnie Walker, Smirnoff, and Guinness Stout are just a few of DEO’s brands that form the backbone of the portfolio. These labels are each ranked number one in the world in their respective segment.   Brand power of this magnitude enables the company to charge premium prices and generate substantial cash flow and profits for shareholders; key characteristics we look for when identifying potential investments.
Looking Forward:

As previously stated the markets were fixated on the European debt situation, particularly Greece for the 3rd quarter of 2011.  Looking forward we believe that the European fiscal situation will again become a focal point for equity markets.  The players will have changed (Spain as opposed to Greece), but the story will likely be the same.  On the domestic front we expect Washington to play an outsized role in general market direction.  The Federal Reserve’s decisions with regard to QE, the Supreme Court’s Obamacare decision in late June 2011, and the U.S. Presidential election are all variables that will likely lead to market volatility.  With that said, we are comfortable with our exposure to large, well financed global companies that we believe will continue to lead for the foreseeable future.  Our cash position as of March 31st was roughly 7% and provides the dry-powder necessary to deploy capital opportunistically.

We would like to thank you again for entrusting us with managing your money and please do not hesitate to call if you have any questions, 703-548-2555.

Sincerely,
McGinn Investment Management

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2012 and are subject to change at any time. The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definitions:
The S&P 500: An unmanaged index of 500 large-cap domestic stocks that is commonly used as a proxy for the large-cap stock market. Historically, the index has targeted a composition of 400 industrial companies, 40 financial companies, 40 utility companies, and 20 transportation companies. The index does not contain real estate investment trusts. Changes in the index composition may be made at any time. Performance numbers for the index are a size-weighted average of the performance numbers for each index constituent.

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	88.06%

	AEROSPACE	3.49%
4,635	The Boeing Company		$ 344,705

	BANKS	10.77%
55,544	Bank of America Corp.		531,556
14,600	Citigroup Inc.		533,630
			1,065,186
	BEVERAGES	0.88%
900	Diageo PLC Spons ADR		86,850

	COMPUTERS	15.38%
11,500	EMC Corp.*		343,620
21,000	Hewlett-Packard Co.		500,430
11,600	Intel Corp.		326,076
10,900	Microsoft Corp.		351,525
			1,521,651
	DIVERSIFIED MANUFACTURING	4.42%
21,800	General Electric Co.		437,526

	MEDICAL	7.29%
5,000	Johnson & Johnson		329,800
10,200	Merck & Co. Inc.		391,680
			721,480
	OIL	13.91%
9,100	BP plc Spons ADR		409,500
4,800	Exxon Mobil Corp.		416,304
10,050	Transocean Ltd.		549,735
			1,375,539
	RETAIL	7.58%
8,000	The Home Depot, Inc.		402,480
5,950	Target Corp.		346,707
			749,187
	TELECOMMUNICATIONS	12.91%
12,800	AT&T Inc.		399,744
100,000	Nokia Corp. Spons ADR		549,000
8,600	Verizon Communications Inc.		328,778
			1,277,522

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	TOBACCO	1.79%
2,000	Philip Morris International Inc.		177,220

	TRANSPORTATION	9.64%
4,000	FedEX Corp.		367,840
47,000	Ford Motor Co.		587,030
			954,870

	TOTAL COMMON STOCKS	88.06%	8,711,736
	(Cost: $8,013,061)

	EXCHANGE-TRADED FUNDS	4.46%

	HOME CONSTRUCTION	4.46%
30,000	iSHARES Dow Jones US Home Construction Index Fund		441,600

	TOTAL EXCHANGE-TRADED FUNDS		441,600
	(Cost: $368,585)

	CASH & CASH EQUIVALENTS	6.90%
578,855	Fidelity Institutional Money Market Fund 0.12%**		682,758
	(Cost: $682,758)

	TOTAL INVESTMENTS:
	(Cost: $9,064,404)	99.42%	9,836,094
	Other assets, net of liabilities	0.58%	57,148
	NET ASSETS	100.00%	$9,893,242

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet)

** Effective 7 day yield as of March 31, 2012.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements.

UNION STREET PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (unaudited)

ASSETS
Investments at fair value (identified cost of $9,064,404) (Note 1)	$ 9,836,094
Receivable for capital stock sold	25,000
Dividends and interest receivable	12,913
Due from advisor	14,433
Prepaid expenses	22,187
TOTAL ASSETS	9,910,627

LIABILITIES
Accrued 12b-1 fees	11,470
Accrued administration, accounting and transfer agent fees	2,145
Other accrued expenses	3,770
TOTAL LIABILITIES	17,385
NET ASSETS	$9,893,242

Net Assets Consist of:
Paid-in-capital applicable to 920,822 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$ 9,086,662
Accumulated net investment income (loss)	12,928
Accumulated net realized gain (loss) on investments	21,963
Net unrealized appreciation (depreciation) of investments	771,689
Net Assets	$ 9,893,242

NET ASSET VALUE PER SHARE
Class A
($7,472,164 / 694,462 shares outstanding)	$10.76

MAXIMUM OFFERING PRICE PER SHARE ( $10.76 X 100 / 94.25)	$11.42

Class C
($2,421,078 / 226,360 shares outstanding)	$10.70

PRICE PER SHARE INCLUDING DSC FEE OF 2% ($10.70 X .98)	$10.49

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
Six Months ended March 31, 2012 (unaudited)

INVESTMENT INCOME
Dividends	$95,171
Interest	678
Total investment income	95,849

EXPENSES
Investment management fees (Note 2)	40,561
12b-1 fees (Note 2)
Class A	7,849
Class C	9,165
Recordkeeping and administrative services (Note 2)	10,000
Accounting fees (Note 2)	10,000
Custody fees	1,841
Transfer agent fees (Note 2)	7,500
Professional fees	14,735
Filing and registration fees (Note 2)	6,079
Trustee fees	3,915
Compliance fees	8,026
Shareholder servicing and reports (Note 2)	3,579
Other	9,596
Total expenses	132,846
Fee waivers and reimbursed expenses (Note 2)	(54,994)
Net expenses	77,852
Net investment income (loss)	17,997

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	23,437
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,790,490
Net realized and unrealized gain (loss) on investments	1,813,927
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,831,924

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
		Period
	Six Months	December 29, 2010*
	ended	Through
	March 31, 2012 (unaudited)	September 30, 2011
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$17,997	$(3,003)
Net realized gain (loss) on investments	23,437	651
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,790,490	(1,018,801)
Increase (decrease) in net assets from operations	1,831,924	(1,021,153)
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(5,069)	-
Class C	-	-
Net realized gain
Class A	(1,141)	-
Class C	(333)	-
Decrease in net assets from distributions	(6,543)	-
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	1,259,323	5,705,155
Class C	937,140	1,313,556
Distributions reinvested
Class A	5,990	-
Class C	333	-
Shares redeemed
Class A	(47,001	(7,374)
Class C	(78,108)	-
Increase (decrease) in net assets from capital stock transactions	2,077,677	7,011,337
NET ASSETS
Increase (decrease) during period	3,903,058	5,990,184
Beginning of period	5,990,184	-
End of period (including undistributed net investment income (loss) of $12,928 and
$ - , respectively)	$ 9,893,242	$5,990,184

*Commencement of operations.
See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class A
			Period
	Six Months ended		December 29, 2010*
	March 31, 2012		through
	(unaudited)		September 30, 2011 (1)
Net asset value, beginning of period	$ 8.54		$ 10.00
Investment activities
Net investment income (loss)	0.03		-	(B)
Net realized and unrealized gain (loss) on investments
Total from investment activities	2.23		(1.46)
Distributions
Net investment income	(0.01)		-
Net realized gain	-	(B)	-
Total distributions	(0.01)		-
Net asset value, end of period	$ 10.76		$ 8.54
Total Return	26.13%	**	(14.60%)	**
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses,net	1.75%	***	1.75%	***
Net investment income (loss)	0.61%	***	(0.04%)	***
Portfolio turnover rate	4.16%	**	0.53%	**
Net assets, end of period (000's)	$ 7,472		$ 4,825
(1) Per share amounts calculated using the average share method.
* Commencement of operations
** Not annualized
***Annualized
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 1.46% for the six months ended March 31, 2012 and 3.57%
for the period ended September 30, 2011.
(B) Less than $0.01 per share
See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class C
			Period
	Six Months ended		April 14, 2011*
	March 31, 2012		through
	(unaudited)		September 30, 2011 (1)
Net asset value, beginning of period	$ 8.51		$ 10.23
Investment activities
Net investment income (loss)	(0.01)		(0.03)
Net realized and unrealized gain (loss)
on investments	2.20		(1.69)
Total from investment activities	2.19		(1.72)
Distributions
Net investment income	-		-
Net realized gain	-	B)	-
Total distributions	-		-
Net asset value, end of period	$ 10.70		$ 8.51
Total Return	25.76%	**	(16.81%)	**
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses,net	2.50%	***	2.50%	***
Net investment income (loss)	(0.14%)	***	(0.69%)	***
Portfolio turnover rate	4.16%	**	0.53%	**
Net assets, end of period (000's)	$ 2,421		$ 1,166
(1) Per share amounts calculated using the average share method.
* Commencement of operations
** Not annualized
***Annualized
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 1.46% for the six months ended March 31, 2012 and 3.57%
for the period ended September 30, 2011.
(B) Less than $0.01 per share
See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2012 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company.  WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes.   The Fund commenced operations December 29, 2010 as a series of WFT.  The Fund currently offers Class A and Class C shares.

The Fund seeks to achieve long-term capital appreciation by investing primarily in the securities of large cap U. S. companies.  The Fund defines a large-cap company as one whose market cap is $5 billion or greater at the time of purchase.  Equity securities consist of common stock, depositary receipts, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost.  Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”).  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE.  The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

 The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stock	$ 8,711,736	$-	$-	$ 8,711,736
Exchange Traded Funds	441,600	$-	$-	441,600
Cash & Cash Equivalents	682,758	$-	$-	682,758
	$ 9,836,094	$-	$-	$ 9,836,094

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector. The Fund held no Level 3 securities at any time during the six months ended March 31, 2012.

There were no transfers between levels during the six months ended March 31, 2012.  It is the Fund’s policy to consider transfers into or out of Levels 1 and 2 as of the end of the reporting period.
Security Transactions and Income

Security transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  The cost of securities sold is determined generally on a specific identification basis.  Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for its initial tax year and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share.  For the six months ended March 31, 2012, the Fund decreased paid-in-capital and accumulated undistributed capital gain by $2,352 and $651, respectively, and increased accumulated net investment income (loss) by $3,003.

Class Net Asset Value and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.  Each class bears different distribution expenses.  Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.  Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board of Trustees.

The Fund currently offers two classes of shares.  Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days of purchase if those shares were purchases without paying a front-end sales charge.  Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more.  Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective March 31, 2011, the Board approved an Investment Advisory Agreement between Union Street Partners, LLC (“USP”) and the Fund and also an investment sub-advisory agreement between USP and McGinn, subject to shareholder approval. Shareholders approved these agreements on March 31, 2011. McGinn and USP are affiliated investment advisers.  Mr. Bernard F. McGinn, the Fund’s portfolio manager, is a majority shareholder of McGinn and McGinn owns 50% of USP.

Pursuant to the Investment Advisory Agreement, USP provides investment advisory services for an annual fee of 1.00% of average daily net assets.  USP has entered into a sub-advisory agreement with McGinn.  USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate.  USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing.  Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day–to–day decision making with respect to the Fund’s investment program.  McGinn, with USP’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets.  McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund.  For the six months ended March 30, 2011, McGinn earned and waived $40,561 in advisory fees and reimbursed expenses of $14,433

In the interest of limiting the operating expenses of the Fund, USP, under its current expense limitation agreement, has contractually agreed to waive or limit its fees and to assume other operating expenses until January 31, 2013 so that the ratio of total annual operating expenses is limited to 1.50% of the Fund’s average net assets.  The limit does not apply to interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business.  The total amount of reimbursement recoverable by USP is the sum of all fees previously waived or reduced by USP and all other payments remitted by USP to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to USP with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of March 31, 2012 was $143,063 which expires as follows:

September 30, 2014	$ 83,738
September 30, 2015	$ 54,993
$138,731

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A and Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund.  The Fund may incur such distribution expenses at the rate of 0.25% and 1.00% per annum on the Fund’s Class A and Class C average daily net assets, respectively.  For the six months ended March 31, 2012, there were $7,849 and $9,165 of 12b-1 fees incurred by Class A and Class C shares, respectively.

First Dominion Capital Corp.  ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares.  For the six months ended March 31, 2012, FDCC received $2,506 from the sale of Fund shares.   In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within 360 days of purchase on Class A shares if those shares were purchased without paying a front-end sales load and within two years of purchase on Class C shares.  During the six months ended March 31, 2012, FDCC received $1,422 in DSC fees.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives an asset based fee based on average daily net assets.  CSS earned $10,000 for its services for the six months ended March 31, 2012.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent.  CFSI earned $7,500 for its services for the six months ended March 31, 2012.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent.  CFA earned $10,000 for its services for the six months ended March 31, 2012.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended March 31, 2012 aggregated $2,252,180 and $301,158, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2012 and the period December 31, 2010* though September 30, 2011 was as follows:
	Six Months ended March 31, 2012 (unaudited)	Period December 29, 2010 Through September 30, 2010
Distributions paid from:
Ordinary income	$6,543	$ -

As of March 31, 2012, the components of distributable earnings on a tax basis were as follows:

Six months ended
March 31, 2012
(unaudited)
Accumulated net investment income	$ 12,928
Accumulated net realized gain on investments	21,963
Unrealized appreciation (depreciation)	771,689
$806,580

Cost of securities for Federal Income tax purposes is $9,064,404 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 1,112,760
Gross unrealized depreciation	(341,071)
Net unrealized appreciation (depreciation)	$ 771,689

*Commencement of operations.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Class A Shares Six Months Ended March 31, 2012 (unaudited)		Class C Shares Six Months Ended March 31, 2012 (unaudited)
	Shares	Value	Shares	Value
Shares purchased	133,495	$ 1,259,323	96,841	$ 937,140
Shares reinvested	646	5,990	36	333
Shares redeemed	(4,838)	(47,001)	(7,488)	(78,108)
Net increase decrease)	129,303	$ 1,218,312	89,389	$ 859,365

	Class A Shares Period December 29, 2010* through September 30, 2011		Class C Shares Period December 29, 2010* through September 30, 2011
	Shares	Value	Shares	Value
Shares purchased	565,937	$ 5,705,155	136,971	$ 1,313,556
Shares redeemed	(778)	(7,374)	-	-
Net increase decrease)	565,159	$ 5,697,781	136,971	$ 1,313,556

*Commencement of operations.

NOTE 6 – ORGANIZATIONAL AND OFFERING EXPENSES

Organizational expenses consist of costs incurred to establish the Fund and enable it legally to do business.  Offering costs consist of costs incurred subsequent to organization to enable the Fund to engage in its planned principal operation of the sale of capital stock and the investment of these proceeds.  These expenses have been assumed by the Fund.  The organizational expense was expensed as incurred while the offering expenses are being amortized over twelve months.

  NOTE 7 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in  U.S GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 clarifies existing requirements for measuring fair value and for disclosure about fair value measurements in converged guidance of the FASB and the International Accounting Standards Board.  The Amendments are to be applied prospectively.  The amendments are effective during interim and annual periods beginning after December 15, 2011.  Early application by public entities is not permitted.  Management is currently evaluating the impact ASU No. 2011-04 will have on the financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling
1-800-637-0550 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. .   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UNION STREET PARTNERS VALUE FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1)) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 201, and held for the period ended March 31, 2012.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 through March 31, 2012
Actual	$1,000	$833.98	$8.05
Hypothetical (5% return before expenses)	$1,000	$1,016.25	$8.85

Class C Shares	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 31, 2011 through March 31, 2012
Actual	$1,000	$831.87	$10.60
Hypothetical (5% return before expenses)	$1,000	$1,012.50	$11.65

* - Expenses are equal to the Fund’s annualized expense ratio of 1.75% and 2.50% multiplied by the average account value for the period, multiplied by 183 in the most recent fiscal half year for Class A and Class C, respectively, divided by 366 days in the current year.

Investment Advisor:

Union Street Partners, LLC
1421 Prince Street, Suite 400
Alexandria, Virginia  22314

Investment Sub-Adviser:

McGinn Investment Management, Inc.
201 North Union Street, Suite 100
Alexandria, Virginia  22314

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
800  Westpoint Parkway
Suite 1100
Westlake, Ohio  44145

Transfer Agent:

For more account information, wire purchase or redemptions, call or write to Union Street Partners Value Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525, or visit us on the web at www.theworldfunds.com

 ITEM 2. CODE OF ETHICS.

 Not applicable when filing a semi-annual report to shareholders.

 ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

 Not applicable when filing a semi-annual report to shareholders. I

 TEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 Not applicable when filing a semi-annual report to shareholders.

 ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

 Not applicable when filing a semi-annual report to shareholders.

 ITEM 6. SCHEDULE OF INVESTMENTS.

 Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

 ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

 ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

 Not applicable.

 ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

 Not applicable.

 ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 Not applicable.

 ITEM 11. CONTROLS AND PROCEDURES.

 (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))

 are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities

 Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))

 that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected,

 or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 12. EXHIBITS.

 (a)(1) Code of ethics.

 Not applicable when filing a semi-annual report to shareholders.

 (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3) Not applicable.

 (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: June 11, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: June 11, 2012

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Chief Financial Officer (principal financial officer)
Date: June 11, 2012

* Print the name and title of each signing officer under his or her signature.